Leases - Right-of-Use Asset Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 299	$ 420	$ 606	$ 799
R&D expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	238	358	483	682
G&A expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 61	$ 62	$ 123	$ 117